GOODWILL, INTANGIBLE, AND OTHER ASSETS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Aggregate amortization expense remaining, 2024	$ 18.6
Aggregate amortization expense remaining, 2025	18.6
Aggregate amortization expense remaining, 2026	16.8
Aggregate amortization expense remaining, 2027	15.4
Aggregate amortization expense remaining, 2028	8.1
Payments for investments	15.2	$ 14.2
W. D. Von Gonten Engineering LLC [Member]
Equity method investment other than temporary impairment	$ 7.0